Revenues (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Deferred revenue and advances from customers	$ 1,021	$ 2,601
Trade receivables, net	14,393	20,266
Other accounts receivable and prepaid expenses	2,685	2,685
Accumulated deficit	(51,787)	$ (53,203)
Adjustments following the adoption of ASC 606 [Member]
Deferred revenue and advances from customers	80
Trade receivables, net	233
Other accounts receivable and prepaid expenses	24
Accumulated deficit	(337)
Balance as of January 1, 2018 [Member]
Deferred revenue and advances from customers	(2,521)
Trade receivables, net	20,499
Other accounts receivable and prepaid expenses	2,709
Accumulated deficit	$ 52,866